UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06310
Legg Mason Partners Variable Income Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31
Date of reporting period: September 30, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE INCOME TRUST
LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO
FORM N-Q
SEPTEMBER 30, 2008

Legg Mason Partners Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited)	September 30, 2008

Face
Amount	Security	Value
CORPORATE BONDS & NOTES — 89.6%
CONSUMER DISCRETIONARY — 18.2%
Auto Components — 1.5%
	Allison Transmission Inc., Senior Notes:
$260,000	11.000% due 11/1/15 (a)	$227,500
280,000	11.250% due 11/1/15 (a)(b)	231,000
515,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	275,525
	Visteon Corp., Senior Notes:
585,000	8.250% due 8/1/10	488,475
863,000	12.250% due 12/31/16 (a)	522,115

	Total Auto Components	1,744,615

Automobiles — 1.3%
	General Motors Corp.:
795,000	Notes, 7.200% due 1/15/11	469,050
2,415,000	Senior Debentures, 8.375% due 7/15/33	978,075

	Total Automobiles	1,447,125

Diversified Consumer Services — 0.8%
750,000	Education Management LLC/Education Management Finance Corp., Senior Subordinated Notes, 10.250% due 6/1/16	603,750
	Service Corp. International, Senior Notes:
135,000	7.625% due 10/1/18	121,500
235,000	7.500% due 4/1/27	180,950

	Total Diversified Consumer Services	906,200

Hotels, Restaurants & Leisure — 3.7%
	Boyd Gaming Corp., Senior Subordinated Notes:
110,000	6.750% due 4/15/14	79,475
90,000	7.125% due 2/1/16	62,775
460,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14 (c)	6,900
550,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	327,250
175,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	126,875
252,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (a)	190,260
170,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	155,550
380,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (a)	277,400
285,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	273,600
265,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250% due 6/15/15 (a)	75,525
200,000	Harrah’s Operating Co. Inc., Senior Notes, 10.750% due 2/1/16 (a)	103,000
480,000	Indianapolis Downs LLC & Capital Corp., 11.000% due 11/1/12 (a)	328,800
815,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	558,275
	MGM MIRAGE Inc.:
15,000	Notes, 6.750% due 9/1/12	11,813
	Senior Notes:
360,000	8.500% due 9/15/10	333,000
20,000	6.625% due 7/15/15	14,000
90,000	7.500% due 6/1/16	66,150
45,000	Senior Subordinated Notes, 8.375% due 2/1/11	37,012
55,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	38,225
355,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	244,950
235,000	Snoqualmie Entertainment Authority, Senior Secured Notes, 6.875% due 2/1/14 (a)(d)	170,375
	Station Casinos Inc.:
See Notes to Schedule of Investments.

Legg Mason Partners Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Face
Amount	Security	Value
Hotels, Restaurants & Leisure — 3.7% (continued)
	Senior Notes:
$365,000	6.000% due 4/1/12	$206,225
555,000	7.750% due 8/15/16	303,862
75,000	Senior Subordinated Notes, 6.625% due 3/15/18	20,250
200,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)	191,000

	Total Hotels, Restaurants & Leisure	4,202,547

Household Durables — 1.8%
35,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	32,025
85,000	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	71,187
870,000	K Hovnanian Enterprises Inc., 11.500% due 5/1/13 (a)	856,950
900,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	868,500
210,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, 9.750% due 9/1/12	190,050

	Total Household Durables	2,018,712

Internet & Catalog Retail — 0.2%
40,000	Expedia Inc., Senior Notes, 8.500% due 7/1/16 (a)	36,200
280,000	Ticketmaster, Senior Notes, 10.750% due 8/1/16 (a)	264,600

	Total Internet & Catalog Retail	300,800

Media — 6.1%
	Affinion Group Inc.:
95,000	Senior Notes, 10.125% due 10/15/13	89,775
830,000	Senior Subordinated Notes, 11.500% due 10/15/15	776,050
110,000	Cablevision Systems Corp., Senior Notes, 8.000% due 4/15/12	103,950
1,519,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	1,010,135
332,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13	280,540
170,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	101,150
160,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	93,600
1,115,000	Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14 (a)	1,087,125
475,000	CMP Susquehanna Corp., 9.875% due 5/15/14	268,375
	CSC Holdings Inc.:
190,000	Senior Debentures, 8.125% due 8/15/09	188,575
	Senior Notes:
40,000	8.125% due 7/15/09	39,700
230,000	7.625% due 4/1/11	221,950
125,000	6.750% due 4/15/12	115,156
220,000	Dex Media Inc., Discount Notes, step bond to yield 8.345% due 11/15/13	102,300
	Dex Media West LLC/Dex Media Finance Co.:
715,000	Senior Notes, 8.500% due 8/15/10	634,562
73,000	Senior Subordinated Notes, 9.875% due 8/15/13	45,443
	EchoStar DBS Corp., Senior Notes:
160,000	6.625% due 10/1/14	128,800
190,000	7.750% due 5/31/15	161,975
765,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	212,288
250,000	R.H. Donnelley Corp., Senior Discount Notes, 6.875% due 1/15/13	98,750
270,000	R.H. Donnelley Inc., 11.750% due 5/15/15 (a)	166,050
400,000	Sun Media Corp., 7.625% due 2/15/13	370,000
	TL Acquisitions Inc.:
550,000	Senior Notes, 10.500% due 1/15/15 (a)	437,250
See Notes to Schedule of Investments.

Legg Mason Partners Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Face
Amount	Security	Value
Media — 6.1% (continued)
$450,000	Senior Subordinated Notes, step bond to yield 13.350% due 7/15/15 (a)	$303,750

	Total Media	7,037,249

Multiline Retail — 1.6%
660,000	Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17 (b)	613,800
	Neiman Marcus Group Inc.:
300,000	7.125% due 6/1/28	219,000
1,145,000	Senior Notes, 9.000% due 10/15/15 (b)	964,663

	Total Multiline Retail	1,797,463

Specialty Retail — 1.2%
195,000	Ace Hardware Corp., Senior Secured Notes, 9.125% due 6/1/16 (a)	167,700
	AutoNation Inc., Senior Notes:
215,000	4.791% due 4/15/13 (d)	182,213
80,000	7.000% due 4/15/14	70,000
525,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	378,000
300,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	312,000
	Michaels Stores Inc.:
305,000	Senior Notes, 10.000% due 11/1/14	193,675
180,000	Senior Subordinated Bonds, 11.375% due 11/1/16	85,950

	Total Specialty Retail	1,389,538

	TOTAL CONSUMER DISCRETIONARY	20,844,249

CONSUMER STAPLES — 1.8%
Beverages — 0.3%
370,000	Constellation Brands Inc., Senior Notes, 7.250% due 9/1/16	342,250

Food & Staples Retailing — 0.1%
86,000	Delhaize America Inc., Debentures, 9.000% due 4/15/31	90,502

Food Products — 0.7%
	Dole Food Co. Inc., Senior Notes:
365,000	8.625% due 5/1/09	350,400
425,000	7.250% due 6/15/10	376,125
90,000	Stater Brothers Holdings Inc., 7.750% due 4/15/15	84,600

	Total Food Products	811,125

Household Products — 0.1%
10,000	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12 (a)	10,025
150,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	138,375

	Total Household Products	148,400

Tobacco — 0.6%
	Alliance One International Inc., Senior Notes:
255,000	8.500% due 5/15/12	237,150
445,000	11.000% due 5/15/12	438,325

	Total Tobacco	675,475

	TOTAL CONSUMER STAPLES	2,067,752

ENERGY — 13.5%
Energy Equipment & Services — 0.8%
190,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	181,450
230,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	217,350
130,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	124,800
300,000	Sonat Inc., Notes, 7.625% due 7/15/11	305,110
See Notes to Schedule of Investments.

Legg Mason Partners Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Face
Amount	Security	Value
Energy Equipment & Services — 0.8% (continued)
$60,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	$56,134

	Total Energy Equipment & Services	884,844

Oil, Gas & Consumable Fuels — 12.7%
520,000	Atlas Pipeline Partners LP, 8.750% due 6/15/18 (a)	491,400
1,450,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	1,326,750
	Chesapeake Energy Corp., Senior Notes:
50,000	7.000% due 8/15/14	47,000
60,000	6.375% due 6/15/15	53,850
210,000	6.500% due 8/15/17	184,800
485,000	6.250% due 1/15/18	417,100
180,000	7.250% due 12/15/18	166,500
300,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.750% due 5/15/17	286,500
253,909	Corral Finans AB, Senior Secured Subordinated Bonds, 7.791% due 4/15/10 (a)(b)(d)	208,205
	El Paso Corp.:
925,000	Medium-Term Notes, 7.750% due 1/15/32	778,807
275,000	Notes, 7.875% due 6/15/12	272,015
525,000	Enterprise Products Operating LP, Junior Subordinated Notes, 8.375% due 8/1/66 (d)	487,336
800,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	760,000
125,000	Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16	115,625
705,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	632,737
	Mariner Energy Inc., Senior Notes:
135,000	7.500% due 4/15/13	120,150
225,000	8.000% due 5/15/17	191,250
1,045,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes, 8.750% due 4/15/18	997,975
140,000	OPTI Canada Inc., Senior Secured Notes, 7.875% due 12/15/14	124,600
690,000	Parallel Petroleum Corp., 10.250% due 8/1/14	624,450
550,000	Parker Drilling Co., Senior Notes, 9.625% due 10/1/13	536,250
	Petrohawk Energy Corp., Senior Notes:
290,000	9.125% due 7/15/13	274,050
170,000	7.875% due 6/1/15 (a)	148,750
	Petroplus Finance Ltd.:
450,000	6.750% due 5/1/14 (a)	382,500
260,000	Senior Note, 7.000% due 5/1/17 (a)	217,100
360,000	Quicksilver Resources Inc., 8.250% due 8/1/15	331,200
	SandRidge Energy Inc.:
1,050,000	8.625% due 4/1/15 (a)(b)	945,000
320,000	Senior Notes, 8.000% due 6/1/18 (a)	276,800
965,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)(c)(e)	101,325
310,000	Southwestern Energy Co., Senior Notes, 7.500% due 2/1/18 (a)	302,250
250,000	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	195,000
110,000	Targa Resources Partners LP, Senior Notes, 8.250% due 7/1/16 (a)	95,150
640,000	Teekay Corp., Senior Notes, 8.875% due 7/15/11	649,600
580,000	VeraSun Energy Corp., 9.375% due 6/1/17	232,000
330,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	265,650
	Whiting Petroleum Corp., Senior Subordinated Notes:
75,000	7.250% due 5/1/12	69,938
250,000	7.000% due 2/1/14	213,750
	Williams Cos. Inc.:
	Notes:
5,000	7.875% due 9/1/21	5,010
900,000	8.750% due 3/15/32	925,147
See Notes to Schedule of Investments.

Legg Mason Partners Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Face
Amount	Security	Value
Oil, Gas & Consumable Fuels — 12.7% (continued)
$75,000	Senior Notes, 7.625% due 7/15/19	$74,009

	Total Oil, Gas & Consumable Fuels	14,527,529

	TOTAL ENERGY	15,412,373

FINANCIALS — 9.7%
Capital Markets — 0.3%
290,000	Morgan Stanley, Senior Notes, 3.875% due 1/15/09	266,822

Commercial Banks — 0.4%
100,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	74,250
	TuranAlem Finance BV, Bonds:
440,000	8.250% due 1/22/37 (a)	247,500
210,000	8.250% due 1/22/37 (a)	118,125

	Total Commercial Banks	439,875

Consumer Finance — 4.4%
665,000	AmeriCredit Corp., 8.500% due 7/1/15	558,600
	Ford Motor Credit Co.:
380,000	Notes, 7.000% due 10/1/13	233,748
	Senior Notes:
417,500	5.538% due 1/13/12 (d)	267,275
3,240,000	12.000% due 5/15/15	2,475,004
2,300,000	General Motors Acceptance Corp., Bonds, 8.000% due 11/1/31	868,793
960,000	SLM Corp., 8.450% due 6/15/18	653,732

	Total Consumer Finance	5,057,152

Diversified Financial Services — 3.0%
415,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (a)	197,125
310,000	Capmark Financial Group Inc., 5.875% due 5/10/12	154,639
280,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	228,900
590,000	Citigroup Inc., Junior Subordinated Notes, Preferred Securities, 8.400% due 4/30/18 (d)(f)	402,327
	Leucadia National Corp., Senior Notes:
320,000	8.125% due 9/15/15	312,800
330,000	7.125% due 3/15/17	301,950
	Residential Capital LLC:
820,000	Junior Secured Notes, 9.625% due 5/15/15 (a)	200,900
701,000	Senior Secured Notes, 8.500% due 5/15/10 (a)	389,055
	TNK-BP Finance SA:
290,000	7.875% due 3/13/18 (a)	208,800
150,000	Senior Notes, 7.875% due 3/13/18 (a)	105,750
990,000	Vanguard Health Holdings Co., II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	960,300

	Total Diversified Financial Services	3,462,546

Insurance — 0.2%
1,430,000	American International Group Inc., Junior Subordinated Debentures, 8.175% due 5/15/58 (a)(d)	229,192

Real Estate Investment Trusts (REITs) — 0.8%
275,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	221,375
300,000	Host Marriott LP, Senior Notes, 7.125% due 11/1/13	268,500
	Ventas Realty LP/Ventas Capital Corp.:
230,000	9.000% due 5/1/12	240,925
	Senior Notes:
45,000	6.500% due 6/1/16	42,750
See Notes to Schedule of Investments.

Legg Mason Partners Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Face
Amount	Security	Value
Real Estate Investment Trusts (REITs) — 0.8% (continued)
$175,000	6.750% due 4/1/17	$166,250

	Total Real Estate Investment Trusts (REITs)	939,800

Real Estate Management & Development — 0.6%
445,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	202,475
	Realogy Corp.:
90,000	10.500% due 4/15/14	40,050
630,000	11.000% due 4/15/14 (b)	244,125
600,000	Senior Subordinated Notes, 12.375% due 4/15/15	207,000

	Total Real Estate Management & Development	693,650

	TOTAL FINANCIALS	11,089,037

HEALTH CARE — 5.9%
Health Care Equipment & Supplies — 0.6%
350,000	Advanced Medical Optics Inc., Senior Subordinated Notes, 7.500% due 5/1/17	306,250
	Biomet Inc.:
170,000	10.375% due 10/15/17 (b)	169,150
220,000	11.625% due 10/15/17	222,200

	Total Health Care Equipment & Supplies	697,600

Health Care Providers & Services — 5.2%
765,000	CRC Health Corp., 10.750% due 2/1/16	592,875
	DaVita Inc.:
320,000	Senior Notes, 6.625% due 3/15/13	305,600
430,000	Senior Subordinated Notes, 7.250% due 3/15/15	410,650
1,582,000	HCA Inc., Senior Secured Notes, 9.625% due 11/15/16 (b)	1,506,855
250,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	237,500
	Tenet Healthcare Corp., Senior Notes:
1,050,000	6.375% due 12/1/11	973,875
155,000	6.500% due 6/1/12	144,150
232,000	7.375% due 2/1/13	212,280
370,000	9.875% due 7/1/14	362,600
25,000	9.250% due 2/1/15	23,750
	Universal Hospital Services Inc.:
130,000	6.303% due 6/1/15 (d)	115,050
225,000	Senior Secured Notes, 8.500% due 6/1/15 (b)	210,937
1,136,000	US Oncology Holdings Inc., Senior Notes, 8.334% due 3/15/12 (b)(d)	874,720

	Total Health Care Providers & Services	5,970,842

Pharmaceuticals — 0.1%
1,300,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (c)(e)	68,250

	TOTAL HEALTH CARE	6,736,692

INDUSTRIALS — 12.5%
Aerospace & Defense — 1.5%
330,000	BE Aerospace Inc., 8.500% due 7/1/18	320,925
	DRS Technologies Inc., Senior Subordinated Notes:
255,000	6.625% due 2/1/16	258,825
25,000	7.625% due 2/1/18	26,250
	Hawker Beechcraft Acquisition Co.:
870,000	Senior Notes, 8.875% due 4/1/15 (b)	791,700
40,000	Senior Subordinated Notes, 9.750% due 4/1/17	36,000
See Notes to Schedule of Investments.

Legg Mason Partners Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Face
Amount	Security	Value
Aerospace & Defense — 1.5% (continued)
$255,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	$251,813

	Total Aerospace & Defense	1,685,513

Airlines — 1.2%
350,000	Continental Airlines Inc., Pass-Through Certificates, 7.339% due 4/19/14	232,750
1,060,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	991,100
280,740	Delta Air Lines Inc., 8.954% due 8/10/14	217,573

	Total Airlines	1,441,423

Building Products — 1.6%
	Associated Materials Inc.:
605,000	Senior Discount Notes, step bond to yield 30.916% due 3/1/14	393,250
810,000	Senior Subordinated Notes, 9.750% due 4/15/12	801,900
30,000	Nortek Inc., Senior Secured Notes, 10.000% due 12/1/13 (a)	26,550
1,330,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 20.552% due 3/1/14	578,550

	Total Building Products	1,800,250

Commercial Services & Supplies — 2.7%
170,000	Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15 (a)	147,050
75,000	Corrections Corporation of America, Senior Notes, 6.750% due 1/31/14	70,875
	DynCorp International LLC/DIV Capital Corp.:
720,000	9.500% due 2/15/13 (a)	711,000
745,000	Senior Subordinated Notes, 9.500% due 2/15/13	730,100
	Interface Inc.:
150,000	Senior Notes, 10.375% due 2/1/10	153,750
150,000	Senior Subordinated Notes, 9.500% due 2/1/14	152,250
675,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	514,687
125,000	Safety-Kleen Services Inc., Senior Subordinated Notes, 9.250% due 6/1/08 (c)(e)(g)	0
740,000	US Investigations Services Inc., 11.750% due 5/1/16 (a)	610,500

	Total Commercial Services & Supplies	3,090,212

Construction & Engineering — 0.6%
270,000	CSC Holdings Inc., 8.500% due 6/15/15 (a)	252,113
520,000	Odebrecht Finance Ltd., 7.500% due 10/18/17 (a)	474,500

	Total Construction & Engineering	726,613

Electrical Equipment — 0.1%
70,000	Sensata Technologies B.V., Senior Notes, 8.000% due 5/1/14	59,500

Industrial Conglomerates — 0.4%
	Sequa Corp., Senior Notes:
260,000	11.750% due 12/1/15 (a)	219,700
268,775	13.500% due 12/1/15 (a)(b)	227,115

	Total Industrial Conglomerates	446,815

Machinery — 0.1%
170,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	151,300

Road & Rail — 2.4%
1,780,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	1,495,200
	Kansas City Southern de Mexico, Senior Notes:
755,000	9.375% due 5/1/12	773,875
230,000	7.625% due 12/1/13	220,800
130,000	7.375% due 6/1/14	124,800
105,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	105,525

	Total Road & Rail	2,720,200

See Notes to Schedule of Investments.

Legg Mason Partners Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Face
Amount	Security	Value
Trading Companies & Distributors — 1.6%
$365,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	$315,725
765,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	569,925
1,480,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	1,028,600

	Total Trading Companies & Distributors	1,914,250

Transportation Infrastructure — 0.3%
	Swift Transportation Co., Senior Secured Notes:
735,000	10.554% due 5/15/15 (a)(d)	231,525
275,000	12.500% due 5/15/17 (a)	92,125

	Total Transportation Infrastructure	323,650

	TOTAL INDUSTRIALS	14,359,726

INFORMATION TECHNOLOGY — 2.4%
Electronic Equipment, Instruments & Components — 0.2%
	NXP BV/NXP Funding LLC, Senior Secured Notes:
140,000	5.541% due 10/15/13 (d)	92,925
230,000	7.875% due 10/15/14	155,250

	Total Electronic Equipment, Instruments & Components	248,175

IT Services — 1.8%
470,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15 (a)(b)	384,225
1,175,000	First Data Corp., Senior Notes, 9.875% due 9/24/15 (a)	1,070,378
655,000	SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	571,488

	Total IT Services	2,026,091

Semiconductors & Semiconductor Equipment — 0.1%
	Freescale Semiconductor Inc., Senior Notes:
60,000	8.875% due 12/15/14	41,700
100,000	9.125% due 12/15/14 (b)	63,500

	Total Semiconductors & Semiconductor Equipment	105,200

Software — 0.3%
545,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	406,025

	TOTAL INFORMATION TECHNOLOGY	2,785,491

MATERIALS — 9.2%
Chemicals — 1.2%
150,000	Arco Chemical Co., Debentures, 9.800% due 2/1/20	90,750
1,005,000	Georgia Gulf Corp., Senior Notes, 10.750% due 10/15/16	457,275
230,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	198,950
345,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	357,075
420,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	191,100
40,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	34,200

	Total Chemicals	1,329,350

Containers & Packaging — 1.3%
470,000	Berry Plastics Holding Corp., 10.250% due 3/1/16	312,550
260,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	227,500
125,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	113,750
280,000	Greif Inc., Senior Notes, 6.750% due 2/1/17	271,600
165,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	140,250
120,000	Radnor Holdings Inc., Senior Notes, 11.000% due 3/15/10 (c)(e)(g)	0
220,000	Rock-Tenn Co., Senior Notes, 9.250% due 3/15/16 (a)	224,400
See Notes to Schedule of Investments.

Legg Mason Partners Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Face
Amount	Security	Value
Containers & Packaging — 1.3% (continued)
$300,000	Solo Cup Co., Senior Subordinated Notes, 8.500% due 2/15/14	$241,500

	Total Containers & Packaging	1,531,550

Metals & Mining — 3.3%
560,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	552,424
340,000	Metals USA Holdings Corp., 8.791% due 7/1/12 (b)(d)	273,700
710,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	685,150
735,000	Noranda Aluminium Holding Corp., Senior Notes, 8.578% due 11/15/14 (d)	488,775
660,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	577,500
1,175,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15 (a)	1,004,625
35,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15	31,325
102,000	Vale Overseas Ltd., Notes, 6.250% due 1/23/17	95,823

	Total Metals & Mining	3,709,322

Paper & Forest Products — 3.4%
	Abitibi-Consolidated Co. of Canada:
659,000	15.500% due 7/15/10 (a)	467,890
1,170,000	Senior Secured Notes, 13.750% due 4/1/11 (a)	1,170,000
	Appleton Papers Inc.:
190,000	Senior Notes, 8.125% due 6/15/11	167,675
510,000	Senior Subordinated Notes, 9.750% due 6/15/14	393,975
880,000	NewPage Corp., Senior Secured Notes, 9.051% due 5/1/12 (d)	792,000
455,691	Newpage Holding Corp., 9.986% due 11/1/13 (b)(d)	405,565
550,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	459,250
80,000	Verso Paper Holdings LLC, 11.375% due 8/1/16	65,200

	Total Paper & Forest Products	3,921,555

	TOTAL MATERIALS	10,491,777

TELECOMMUNICATION SERVICES — 6.9%
Diversified Telecommunication Services — 4.6%
20,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	14,300
	Citizens Communications Co.:
65,000	Debentures, 7.050% due 10/1/46	37,375
475,000	Senior Notes, 7.875% due 1/15/27	358,625
810,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15	117,450
1,000,000	Intelsat Corp., 9.250% due 8/15/14 (a)	940,000
220,000	Intelsat Jackson Holdings Ltd., 9.500% due 6/15/16 (a)	205,700
	Level 3 Financing Inc.:
10,000	6.845% due 2/15/15 (d)	6,800
930,000	Senior Notes, 9.250% due 11/1/14	706,800
555,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	507,825
570,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14	495,900
1,105,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	930,962
440,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (a)	433,400
480,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	445,200

	Total Diversified Telecommunication Services	5,200,337

Wireless Telecommunication Services — 2.3%
350,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (a)(b)	400,750
	American Tower Corp., Senior Notes:
75,000	7.500% due 5/1/12	74,250
400,000	7.000% due 10/15/17 (a)	384,000
380,000	iPCS Inc., 4.926% due 5/1/13 (d)	311,600
195,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	183,300
See Notes to Schedule of Investments.

Legg Mason Partners Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Face
Amount	Security	Value
Wireless Telecommunication Services — 2.3% (continued)
	Sprint Capital Corp.:
$560,000	Global Notes, 7.625% due 1/30/11	$509,861
420,000	Senior Notes, 6.875% due 11/15/28	282,018
745,000	True Move Co., Ltd., 10.750% due 12/16/13 (a)	506,600

	Total Wireless Telecommunication Services	2,652,379

	TOTAL TELECOMMUNICATION SERVICES	7,852,716

UTILITIES — 9.5%
Electric Utilities — 1.2%
290,000	IPALCO Enterprises Inc., Senior Secured Notes, 8.625% due 11/14/11	292,900
155,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	151,125
1,140,000	Texas Competitive Electric Holding Co. LLC, Senior Notes, 10.500% due 11/1/16 (a)(b)	971,850

	Total Electric Utilities	1,415,875

Gas Utilities — 0.7%
835,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	743,150

Independent Power Producers & Energy Traders — 7.6%
	AES Corp., Senior Notes:
270,000	8.875% due 2/15/11	267,300
795,000	8.000% due 10/15/17	721,462
290,000	8.000% due 6/1/20 (a)	255,200
	Dynegy Holdings Inc.:
250,000	Senior Debentures, 7.625% due 10/15/26	183,750
720,000	Senior Notes, 7.750% due 6/1/19	579,600
	Edison Mission Energy, Senior Notes:
290,000	7.750% due 6/15/16	274,050
450,000	7.200% due 5/15/19	398,250
240,000	7.625% due 5/15/27	195,600
4,620,000	Energy Future Holdings, Senior Notes, 11.250% due 11/1/17 (a)(b)	3,927,000
682,006	Mirant Mid Atlantic LLC, Pass-Through Certificates, 10.060% due 12/30/28	768,962
	NRG Energy Inc., Senior Notes:
125,000	7.250% due 2/1/14	116,250
845,000	7.375% due 2/1/16	762,612
235,000	7.375% due 1/15/17	214,438

	Total Independent Power Producers & Energy Traders	8,664,474

	TOTAL UTILITIES	10,823,499

	TOTAL CORPORATE BONDS & NOTES
	(Cost — $126,595,039)	102,463,312

COLLATERALIZED SENIOR LOANS — 2.2%
CONSUMER DISCRETIONARY — 0.4%
Auto Components — 0.4%
488,185	Allison Transmission, Term Loan B, 5.450% due 8/7/14 (a)(d)	405,717

ENERGY — 1.0%
Energy Equipment & Services — 0.6%
756,768	Turbo Beta Ltd., Term Loan, 14.500% due 3/15/18 (a)(d)(e)	730,281

Oil, Gas & Consumable Fuels — 0.4%
500,000	Stallion Oilfield Services, Term Loan, 8.052% due 7/31/12 (a)(d)	455,000

	TOTAL ENERGY	1,185,281

MATERIALS — 0.4%
Containers & Packaging — 0.3%
550,002	Berry Plastics Corp., Senior Term Loan, 9.791% due 6/15/14 (a)(d)	330,001

See Notes to Schedule of Investments.

Legg Mason Partners Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Face
Amount	Security	Value
Paper & Forest Products — 0.1%
$224,000	Verso Paper Holdings LLC, 9.033% due 2/1/13 (a)(d)	$184,800

	TOTAL MATERIALS	514,801

UTILITIES — 0.4%
Independent Power Producers & Energy Traders — 0.4%
300,879	Dynegy Holdings Inc. Term L/C Facility Term Loan, 4.363% due 4/2/13 (a)(d)	258,154
197,628	Dynegy Holdings Inc. Term Loan B, 3.983% due 4/2/13 (d)	169,565

	TOTAL UTILITIES	427,719

	TOTAL COLLATERALIZED SENIOR LOANS
	(Cost — $2,893,791)	2,533,518

ASSET-BACKED SECURITY — 0.0%
FINANCIAL — 0.0%
Diversified Financial Services — 0.0%
123,463	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19 (c)(e)(g)
	(Cost — $127,558)	0

CONVERTIBLE BONDS & NOTES — 0.9%
CONSUMER DISCRETIONARY — 0.1%
Media — 0.1%
150,000	Virgin Media Inc., 6.500% due 11/15/16 (a)	95,813

FINANCIALS — 0.4%
Thrifts & Mortgage Finance — 0.4%
510,000	Countrywide Financial Corp., 0.000% due 4/15/37 (d)	502,350

INDUSTRIALS — 0.4%
Marine — 0.4%
555,000	Horizon Lines Inc., 4.250% due 8/15/12	421,106

	TOTAL CONVERTIBLE BONDS & NOTES
	(Cost — $1,049,947)	1,019,269

SOVEREIGN BONDS — 0.6%
Russia — 0.6%
	Russian Federation:
65,000	11.000% due 7/24/18 (a)	88,562
555,540	7.500% due 3/31/30 (a)	569,512

	TOTAL SOVEREIGN BONDS
	(Cost — $578,204)	658,074

COLLATERALIZED MORTGAGE OBLIGATION — 0.2%
1,160,000	Lehman XS Trust, 3.607% due 7/25/47 (d)
	(Cost — $278,400)	278,400

Shares
COMMON STOCK — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
	Home Interiors & Gifts Inc. (e)(g)*
404,770	(Cost — $161,298)	0

ESCROWED SHARES — 0.0%
	Pillowtex Corp. (e)(g)*
75,000	(Cost — $0)	0

	TOTAL COMMON STOCKS (Cost — $161,298)	0

See Notes to Schedule of Investments.

Legg Mason Partners Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Shares	Security	Value
PREFERRED STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Media — 0.0%
1	ION Media Networks Inc., Series B, 12.000% *	$715

FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
	TCR Holdings Corp.:
219	Class B Shares, 0.000% (e)(g)*	0
121	Class C Shares, 0.000% (e)(g)*	0
318	Class D Shares, 0.000% (e)(g)*	0
658	Class E Shares, 0.000% (e)(g)*	0

	Total Diversified Financial Services	0

Thrifts & Mortgage Finance — 0.0%
14,050	Federal Home Loan Mortgage Corp. (FHLMC), 8.375%*	22,902

	TOTAL FINANCIALS	22,902

	TOTAL PREFERRED STOCKS
	(Cost — $363,978)	23,617

CONVERTIBLE PREFERRED STOCKS — 0.9%
FINANCIALS — 0.9%
Diversified Financial Services — 0.9%
830	Bank of America Corp., 7.250%	695,540
6,900	Citigroup Inc., 6.500%	282,900

	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost — $1,167,194)	978,440

Warrants
WARRANTS — 0.0%
504	Pillowtex Corp., Expires 11/24/09(e)(g)*
	(Cost — $383)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $133,215,792)	107,954,630

Face
Amount†
SHORT-TERM INVESTMENTS — 3.0%
Sovereign Bonds — 0.9%
		Egypt Treasury Bills:
2,850,000	EGP	Zero coupon bond to yield 6.733% due 11/4/08	518,644
3,000,000	EGP	Zero coupon bond to yield 6.764% due 11/11/08	545,259

		Total Sovereign Bonds
		(Cost — $1,059,676)	1,063,903

Repurchase Agreement — 2.1%
2,413,000
Morgan Stanley repurchase agreement dated 9/30/08, 1.250% due 10/1/08; Proceeds at maturity — $2,413,084; (Fully collateralized by U.S. government agency obligation, 7.125% due 6/15/10; Market Value — $2,510,959)

		(Cost — $2,413,000)	2,413,000

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $3,472,676)	3,476,903

		TOTAL INVESTMENTS — 97.4% (Cost — $136,688,468#)	111,431,533
		Other Assets in Excess of Liabilities — 2.6%	2,976,560

		TOTAL NET ASSETS — 100.0%	$114,408,093

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.
See Notes to Schedule of Investments.

Legg Mason Partners Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(c)	Security is currently in default.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2008.

(e)	Illiquid security.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 2).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

EGP — Egyptian Pound
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Global High Yield Bond Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating life insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(b) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(c) Credit and Market Risk. The Portfolio invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments may result in a lack of correlation between their credit ratings and values.
(d) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investment Valuation
Effective January 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

Significant
			Other Significant	Unobservable
	September 30,	Quoted Prices	Observable Inputs	Inputs
	2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$111,431,533	$1,001,342	$110,430,191	—

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in
Securities
Balance as of December 31, 2007	$2
Accrued Premiums/Discounts	(231)
Realized Gain (Loss)	519
Change in unrealized appreciation (depreciation)	230
Net purchases (sales)	(520)
Transfers in and/or out of Level 3	—

Balance as of September 30, 2008	—

3. Investments
At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$318,132
Gross unrealized depreciation	(25,575,067)

Net unrealized depreciation	$(25,256,935)

4. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

ITEM 2.    CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3.    EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Income Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: November 26, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: November 26, 2008

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer
Date: November 26, 2008